As filed with the Securities and Exchange Commission on September 22, 2015

Securities Act File No. 333-123257

Investment Company Act File No. 811-10325

United States Securities and Exchange Commission

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 2,035	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 2,039	☒

MARKET VECTORS ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

666 Third Avenue, 9th Floor

New York, New York 10017

(Address of Principal Executive Offices)

(212) 293-2000

Registrant’s Telephone Number

Jonathan R. Simon, Esq.

Vice President and General Counsel

Van Eck Associates Corporation

666 Third Avenue, 9th Floor

New York, New York 10017

(Name and Address of Agent for Service)

Copy to:

Stuart M. Strauss, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

x	Immediately upon filing pursuant to paragraph (b)
On [date] pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On [date] pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On [date] pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant: Market Vectors BDC Income ETF, Market Vectors CEF Municipal Income ETF, Market Vectors ChinaAMC China Bond ETF, Market Vectors Emerging Markets Aggregate Bond ETF, Market Vectors Emerging Markets High Yield Bond ETF, Market Vectors Emerging Markets Local Currency Bond ETF, Market Vectors Fallen Angel High Yield Bond ETF, Market Vectors High-Yield Municipal Index ETF, Market Vectors Intermediate Municipal Index ETF, Market Vectors International High Yield Bond ETF, Market Vectors Investment Grade Floating Rate ETF, Market Vectors Long Municipal Index ETF, Market Vectors Mortgage REIT Income ETF, Market Vectors Preferred Securities ex Financials ETF, Market Vectors Pre-Refunded Municipal Index ETF, Market Vectors Short High-Yield Municipal Index ETF, Market Vectors Short Municipal Index ETF and Market Vectors Treasury-Hedged High Yield Bond ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 22nd day of September 2015.

MARKET VECTORS ETF TRUST

By: /s/ Jan F. van Eck
Name: Jan F. van Eck
Title: President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ David H. Chow*	Trustee	September 22, 2015
David H. Chow
/s/ R. Alastair Short*	Trustee	September 22, 2015
R. Alastair Short
/s/ Peter J. Sidebottom*	Trustee	September 22, 2015
Peter J. Sidebottom
/s/ Richard D. Stamberger*	Trustee	September 22, 2015
Richard D. Stamberger
/s/ Jan F. van Eck	President, Chief Executive Officer and Trustee	September 22, 2015
Jan F. van Eck
/s/ John J. Crimmins*	Treasurer, Chief Financial Officer and Principal Accounting Officer	September 22, 2015
John J. Crimmins

*By: /s/ Jonathan R. Simon
Jonathan R. Simon
Attorney in Fact

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase